Lease liabilities (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Lease Liabilities
Depreciation expense for right-of-use assets	$ 162	$ 11
Accretion of lease liabilities	70	1
Total amount	$ 232	$ 12